Contract Liabilities - Schedule of Contract Liabilities (Details) - GBP (£) £ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Contract Liabilities [Abstract]
Current	£ 17,042	£ 2,478
Non-current	51,337	15,515
Total contract liabilities	£ 68,379	£ 17,993